Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund ETF)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.02%	3.68%	2.38%	4.06%	3.98%	4.69%	3.98%
Five Years	16.89%	16.67%	13.66%	16.91%	none	18.02%	16.76%
Ten Years	9.55%	9.39%	7.84%	9.57%	none	10.03%	9.44%